Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues
Revenues - third parties	$ 3,245,978	$ 3,664,682
Revenues - related companies	16,337	34,293
Total Revenues	3,262,315	3,698,975
Cost of Revenues
Cost of revenues - third parties	3,000,061	3,299,798
Cost of revenues - related companies	122,049	242,766
Total Cost of Revenues	3,122,110	3,542,564
Gross Profit	140,205	156,411
OPERATING EXPENSES:
Selling and Distribution	99,578	108,340
General and Administrative	14,240	14,420
Amortization of intangible assets	750	751
Loss on sale of vessels	3,780	4,218
Total operating expenses	118,348	127,729
Operating income	21,857	28,682
OTHER INCOME/(EXPENSE):
Interest and finance costs	(13,264)	(17,097)
Interest income	28	43
Gain on sale of subsidiary	4,174	0
Foreign exchange gains, net	329	701
Total other expenses, net	(8,733)	(16,353)
Income before provision for income taxes	13,124	12,329
Income taxes	(396)	(2,273)
Net income	12,728	10,056
Net income attributable to non-controlling interest	2	1,341
Net income attributable to AMPNI shareholders	$ 12,726	$ 8,715
Basic earnings per common share	$ 0.27	$ 0.19
Diluted earnings per common share	$ 0.27	$ 0.19
Weighted average number of shares, basic	45,670,903	45,451,990
Weighted average number of shares, diluted	45,670,903	45,451,990